Fair Value Disclosures - Valuation Assumptions (Details) $ in Thousands	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Tax Receivable Agreement liability	$ 102,791	$ 0
Warrant liability	40,429	0
Earnout Securities liability	954,247	$ 0
Fair Value, Recurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Tax Receivable Agreement liability	102,791
Warrant liability	40,429
Earnout Securities liability	954,247
Total Liabilities, at Fair Value	1,097,467
Level III | Fair Value, Recurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Tax Receivable Agreement liability	102,791
Warrant liability	14,600
Earnout Securities liability	954,247
Total Liabilities, at Fair Value	$ 1,071,638
Discounted cash flow | Discount rate | Level III | Fair Value, Recurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Contingent consideration liabilities, measurement input	11
Monte Carlo simulation | Level III | Fair Value, Recurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrant liability	$ 14,600
Earnout Securities liability	$ 954,247
Monte Carlo simulation | Volatility | Level III | Fair Value, Recurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrants and rights outstanding, measurement input	18
Earnout securities liability, measurement input	23
Monte Carlo simulation | Risk-free rate | Level III | Fair Value, Recurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrants and rights outstanding, measurement input	1
Earnout securities liability, measurement input	1
Monte Carlo simulation | Discount for lack of marketability | Level III | Fair Value, Recurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Earnout securities liability, measurement input	10